Acquisitions	12 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Acquisitions

NOTE 10 – ACQUISITIONS

SW Kenetics, Inc.

On September 27, 2018, AMMO Technologies, Inc. (“ATI”) entered into a definitive Agreement and Plan of Merger with SW Kenetics Inc. (“SWK”), an Arizona corporation and completed the merger on October 5, 2018. Pursuant to the agreement SWK merged with and into AMMO Technologies, Inc., with ATI being the survivor. Under the terms of the agreement, we issued to SW Kenetics Inc.’s three shareholders, 1,700,002 restricted shares of our common stock, payment of $250,000, and a payment obligation of $1,250,000 subject to completion of specific milestones that we have recorded as Contingent Consideration Payable. Additionally, the 1,700,002 shares of common stock were issued with claw back provisions to ensure agreed upon objectives are met. Included among the list of milestones or events that must be completed are significant revenue goals incorporating the product technology of SWK. The initial payment of $250,000 was made on August 20, 2018. The shares were each valued at $2.72, the weighted average share price of our Common Stock that was publicly traded and sold through private placement. We recorded the total purchase consideration to patents as follows:

Cash	$250,000
Contingent Consideration Payable	1,250,000
Common Stock	1,700
Additional Paid-in Capital	4,622,305
Fair Value of Patent	$6,124,005

The fair value originally recorded was determined by a third party valuation firm. SWK’s significant assets only include the patent asset and the third party valuation firm allocated determined the fair value measurement based on the patent.

SWK is a research and development firm located in Arizona that has designed a new portfolio of modular projectiles that the Company believes will advance the force capability of the United States military, as well as NATO member countries. SWK filed a patent for their technology, which is now pending with the United States Patent and Trademark Office.

On December 13, 2018, the Company made a $50,000 payment to SW Kenetics, Inc. in connection with the completion of a milestone. The $50,000 payment reduced the Contingent Consideration Payable.

Jagemann Stamping Company’s Ammunition Casing Division

On March 15, 2019, Enlight Group II, LLC (hereinafter referred to as the “Buyer”), a wholly owned subsidiary of AMMO, Inc., completed its acquisition of selected assets of Jagemann Stamping Company’s (“Seller”) ammunition casing, projectile manufacturing, and sales operations (“Jagemann Casings”) pursuant to the terms of the Amended and Restated Asset Purchase Agreement (“Amended APA”) dated March 14, 2019.

In accordance with the terms of the Amended APA, Buyer paid Seller a combination of $7,000,000 in cash, $10,400,000 delivered in the form of a Promissory Note, and 4,750,000 shares of AMMO, Inc., common stock valued at $2.00 per share.

The fair value of the consideration transferred was valued as of the date of the acquisition as follows:

Cash	$7,000,000
Note Payable	10,400,000
Common Stock	4,750
Additional Paid-in Capital	9,495,250
Total Consideration	$26,900,000

Total allocation for the consideration recorded for the acquisition is as follows:

Equipment	$18,869,541
Intellectual property	1,773,436
Customer relationships	1,666,774
Tradename	2,472,095
Loss on Purchase	2,118,154
Total Consideration	$26,900,000

The fair value of the tangible and intangible assets recorded was determined by third party valuation firms. The acquired intangible assets, have remaining useful lives ranging from three to five years.

Seller is engaged exclusively in the business of full-service stamping involving, among other things, the manufacture and sale of deep drawn stampings for use in the ammunition casing and projectile industries. Pursuant to the Amended APA, Buyer acquired the Seller’s munition and casing division assets (including equipment and intellectual property), and is transitioning the associated employees to its direct workforce to continue the operations at Seller’s Wisconsin facilities.